SECURED DEBT	12 Months Ended
Dec. 31, 2021
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Secured Debt Explanatory

8. SECURED DEBT
On December 17, 2021, Granite entered into a secured construction loan relating to a development project in Texas, United States. The loan has a maximum draw amount of $56.1 million (US$44.3 million) and is secured by the property under construction and related land. The loan matures on December 17, 2023 and bears interest at the US prime rate minus 90 basis points. Granite also has the option to extend the maturity date to December 17, 2024, subject to certain terms and conditions. As at December 31, 2021, the balance of the loan is $0.8 million (US$0.6 million) (2020 — nil).